ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of Accounts Payable and Accrued Liabilities
In Thousands of US Dollars
Description	2022	2021	2020
Accounts payable	$1,697	$1,273	$1,403
Accrued liabilities:
Payroll related liabilities	232	262	245
Other accrued liabilities	5	23	74
Deposit	-	-	50
Total accounts payable and accrued liabilities	$1,934	$1,558	$1,772